Equity-accounted investees - Summary of equity-accounted investees (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	May 06, 2019	Dec. 31, 2018 [1]
Disclosure of reconciliation of fair value of summarised financial information of associate accounted for using equity method [line item]
Non-current assets	₽ 10,772,750		₽ 10,373,068
Current assets	2,266,372		2,966,214
Non-current liabilities	(4,958,672)		(6,287,899)
Current liabilities	(4,692,257)		₽ (4,047,963)
Skillaz [member]
Disclosure of reconciliation of fair value of summarised financial information of associate accounted for using equity method [line item]
Non-current assets	95,717
Current assets	70,697
Non-current liabilities	(26,606)
Current liabilities	(59,479)
Net assets	₽ 80,329
Level 3 of fair value hierarchy [member] | Skillaz [member]
Disclosure of reconciliation of fair value of summarised financial information of associate accounted for using equity method [line item]
Non-current assets		₽ 135,059
Current assets		100,714
Non-current liabilities		(20,168)
Current liabilities		(13,158)
Net assets		202,447
Level 3 of fair value hierarchy [member] | Equity attributable to owners of parent [member]
Disclosure of reconciliation of fair value of summarised financial information of associate accounted for using equity method [line item]
Net assets		₽ 50,632

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.